Non-controlling interests (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 34,855	$ 42,566
2degrees
Noncontrolling Interest [Line Items]
Non-controlling interest	39,393	39,903
Nueva Tel
Noncontrolling Interest [Line Items]
Non-controlling interest	(3,630)	39,744
Trilogy LLC
Noncontrolling Interest [Line Items]
Non-controlling interest		(36,288)
Salamanca Solutions International LLC
Noncontrolling Interest [Line Items]
Non-controlling interest	$ (908)	$ (793)